Other operating expenses - Litigation costs - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
R J Reynolds Tobacco Company | Resolution of claims
Other Operating Expenses [Line Items]
Losses on litigation settlements | $					$ 37
State of Mississippi | Resolution of claims
Other Operating Expenses [Line Items]
Losses on litigation settlements | $		$ 44
Engle and Other Litigations Costs
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ 63		£ 157	£ 96
Engle and Other Litigations Costs, NPM adjustment credit | Idaho
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses			(2)
Engle and Other Litigations Costs, NPM adjustment credit | Washington
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	17		£ (18)
Engle and Other Litigations Costs, NPM adjustment credit | Massachusetts
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	16
Engle and Other Litigations Costs, NPM adjustment credit | Missouri
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ 19
Engle and Other Litigations Costs, NPM adjustment credit | Iowa
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses				£ (6)